Inventories	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Inventories	20 Inventories

	2023 £m	2022 £m
Raw materials and consumables	2,198	2,370
Finished goods and work in progress	2,584	3,159
Goods purchased for resale	156	142
	4,938	5,671
Write-offs taken to other operating expenses in the Group income statement were £250 million (2022: £250 million; 2021: £215 million).
As mentioned in note 6(l), this includes a write-off of stock of leaf following an extreme weather event. Goods purchased for resale include Group brands produced under third-party contract manufacturing arrangements.